Net Income Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
10.	Net Income Per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Year ended		Year ended		Year ended
	December 31,		December 31,		December 31,
	2013		2014		2015
	HK$		HK$		HK$

Basic and diluted income per share
Net income for the year – numerator		80,880		167,821		131,335
Weighted average number of basic and diluted ordinary shares outstanding - denominator		13,503,623		12,938,128		12,938,128

Basic and diluted income per share	HK$	6.0	HK$	13.0	HK$	10.2

In connection with the reverse acquisition and recapitalization, all share and per share amounts have been retroactively restated.